Capital Structure Management (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Capital Structure Management [Abstract]
Cash	$ (384)	$ (507)	$ (405)
Short-term borrowings	40
Long-term debt repayable at maturity	4,350	4,342
Share capital	4,349	4,090
Contributed surplus	27	30
Retained earnings	1,619	2,164
Total	$ 10,001	$ 10,119